Debt	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Debt
17. Debt
RCF
The Group’s current facility is a multi-currency revolving facility of $437.1 million offered by a syndicate of six lenders: HSBC Innovation Banking Limited, JP Morgan Chase Bank N.A. London Branch, National Westminster Bank Plc, Citibank N.A. London Branch, Barclays Bank PLC and Goldman Sachs Lending Partners LLC (the Revolving Credit Facility). The maturity date of the facility is in December 2027, and the agreement offers two one-year
extension options. Borrowings under this facility bear interest SONIA plus 1.75%. In addition, there is an unused commitment fee, which accrues at a rate of 35% of the margin on the unused portion of the revolving commitments.
As of March 31, 2026, the Group had no outstanding borrowing under the Revolving Credit Facility (2025: $128.4 million outstanding borrowing (net of commitment fees) under the Revolving Credit Facility with a weighted-average interest rate of 7.22%).
As of March 31, 2026 and 2025, the Group had unused borrowing capacity of $437.1 million and $297.1 million, respectively.
The repayments of $397.9 million (2025: $387.3 million) have been presented within financing activities in the consolidated statement of cashflows.
Compliance with Covenants
The agreement governing the Revolving Credit Facility (the “Facility Agreement”) contains customary representations, information undertakings and covenants. In addition, the Facility Agreement includes financial covenants that require that: (1) adjusted leverage does not exceed a ratio of 3:1 in respect of any Relevant Period; (2) interest cover (calculated as a ratio of Adjusted EBITDA to Finance Charges (as defined under the Facility Agreement)) is not less than a ratio of 3.5:1 in respect of any Relevant Period; and (3) adjusted contingent leverage (calculated as a ratio of the guarantee amount under each Safeguarding Guarantee) to Adjusted EBITDA does not exceed a ratio of 3:1 in respect of any relevant period.
The Group monitors compliance with the covenants throughout the reporting period and was in compliance as on March 31, 2026 and 2025.
EMTN Program
In November 2025, the Group established a Euro Medium Term Note Program (the “EMTN Program”), under which Wise Financing plc (“Wise Financing”), a subsidiary of Wise plc, may from time to time issue senior unsecured notes (“Notes”) up to an aggregate principal amount £2.0 billion ($2.6 billion). The proceeds of Notes issued under the program will be utilized for the Group’s general corporate purposes.

During the year ended March 31, 2026, the Group issued £250.0 million ($331.1 million) aggregate principal amount of Notes under the EMTN Program. Such Notes are senior, unsecured obligations of the Group that bear interest at a rate of 5.1000% per annum, and mature on
November 25
, 2030.
The Notes may be redeemed in whole or in part at the Group’s option prior to October 25, 2030 at par plus accrued interest to the prepayment date and a make-whole premium. In addition, on the occurrence of a “Change in Control” as defined in the EMTN Program agreement, the redemption price is equal to 101% of the aggregated principal amount of the Notes held, plus any accrued interest. The Notes contain customary events of default, upon which the outstanding obligations may be accelerated with redemption at par.
A breakdown of the Notes issued under the EMTN Program as of March 31, 2026 is presented in the below table:

				Fair Value
	Principal Amount	Unamortized Debt Issuance Costs	Net Carrying amounts	Amount	Level
	(In million)	(In million)	(In million)	(In million)	(In million)
Notes issued under the EMTN Program	$331.1	$(2.4)	$328.7	$330.3	Level 1
The interest on the notes is payable semi-annually and the annual effective interest rate is 5.35%. As at March 31, 2026 the accrued interest payable reported within the short-term debt is $6.0 million and the associated interest expense for the financial year ended March 31, 2026 is $6.1 million.
Compliance with Covenants
The documentation governing the Notes includes customary covenants and provisions relating to events of default, payment mechanics, substitution of Wise Financing or Wise plc as issuer and parent guarantor of the Notes, respectively, accession and release of guarantors, transfer restrictions other terms typical for unsecured note instruments of this type.
The Group monitors compliance with the covenants throughout the reporting period and was in compliance as of March 31, 2026.